SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Accumulated depreciation		$ (41)	$ (32)
Property, Plant and Equipment, Net	$ 39	44	45
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		26	21
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		52	49
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 7	$ 7